MITOCAREX TRANSACTION (Details Narrative) $ / shares in Units, € in Thousands				3 Months Ended	12 Months Ended
	Feb. 25, 2025 USD ($) shares	Dec. 22, 2024 USD ($)	Apr. 05, 2023	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 12, 2025 USD ($)	Feb. 25, 2025 ₪ / shares	Jan. 31, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 $ / shares
Interest rate percentage					18.00%						18.00%
Short term loan					$ 234,000
Interest expense					$ 16
Debt interest rate				15.20%		15.20%
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001							$ 0.0001
Sale of stock issued rate			19.99%
Ownership percentage			16.66%
Loans Payable				$ 1,142,000	$ 365,000	€ 1,057			$ 362,000	€ 352	€ 353
First Loan And Second Loan [Member]
Debt interest rate				18.00%	17.90%	18.00%					17.90%
Loans Payable				$ 243,000	$ 234,000
Interest expense				6,000
MitoCareX [Member]
Debt face amount							$ 250,000
Alon [Member] | Maximum [Member]
Maximum amount payable	$ 1,600,000
Ciro [Member] | Maximum [Member]
Maximum amount payable	1,600,000
SciSparc [Member] | Maximum [Member]
Maximum amount payable	$ 1,600,000
Mito Agreement [Member]
Subsidiary, ownership percentage, parent	25.00%
Loan Agreement [Member]
Debt face amount				$ 1,252,000	1,173,000	€ 1,159					€ 1,133
Loan Agreement [Member] | Mito Care X Bio Ltd [Member]
Proceeds from Loans		$ 250,000
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate		3.00%
First Loan [Member] | MitoCareX [Member]
Debt face amount					$ 250,000
Debt interest rate					3.00%						3.00%
Mito Agreement [Member]
Common stock, par value | ₪ / shares								₪ 0.01
Sale of stock issued | shares	6,622
Payments of Stock Issuance Costs	$ 700,000
Grant of restricted stock	5.00%
Mito Agreement [Member] | MitoCareX [Member]
Initial investments	$ 1,000,000
Mito Agreement [Member] | Alon [Member]
Sale of stock issued | shares	11,166
Sale of stock issued rate	100.00%
Ownership percentage	30.00%
Mito Agreement [Member] | Ciro [Member]
Sale of stock issued | shares	5,584
Sale of stock issued rate	100.00%
Ownership percentage	30.00%
Mito Agreement [Member] | SciSparc [Member]
Sale of stock issued | shares	12,066
Sale of stock issued rate	100.00%
Ownership percentage	30.00%